CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Asset Strategy Fund, Inc. (1933 Act File No. 33-55753; 1940 Act File No. 811-7217) ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 10 ("Amendment No. 10") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 10 was filed electronically.


                              WADDELL & REED ADVISORS
                              ASSET STRATEGY FUND, INC.


Dated: July 7, 2000      By:  /s/Kristen A. Richards
                              ----------------------
                              Kristen A. Richards
                              Vice President, Secretary and
                                Associate General Counsel